Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities
Details of financial liabilities

(in thousands of euros)	As of December 31, 2020	As of December 31, 2019
Lease liabilities – Short term	1,197	591
Repayable advances OSEO/BPIfrance loan – Short term	500	500
PGE*	141	—
EIB loan – Short term	3,033	—
Total current financial liabilities	4,872	1,091
Lease liabilities – Long term	4,991	5,814
Repayable OSEO/Bpifrance loan advances – Long term	2,975	2,875
PGE*	9,922	—
EIB loan – Long term	26,218	34,746
Total non-current financial liabilities	44,107	43,435
Total financial liabilities	48,979	44,526
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2019
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	529	130	399	529
Trade receivables	11	—	11	11
Cash and cash equivalents	35,094	—	35,094	35,094
Total assets	35,634	130	35,504	35,634
Financial liabilities
Non-current financial liabilities	43,435	—	43,435	43,435(1)
Current financial liabilities	1,091	—	1,091	1,091
Trade payables and other payables	7,770	—	7,770	7,770
Total liabilities	52,296	—	52,296	52,296
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
The impact on income (loss) is as follows:

	For the year ended December 31,
(in thousands of euros)	2020	2019
Cost of gross debt	(1,721)	1,354
Income from cash equivalents	—	105
Total fair value through profit or loss	(1,721)	1,459

Disclosure of detailed information about borrowings
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2019	2,116	1,675	16,730	—	20,521
Principal received	—	—	14,000	—	14,000
Impact of discounting and accretion	32	36	(1,422)	—	(1,354)
Accumulated fixed interest expense accrual	16	—	1,545	—	1,561
Accumulated variable interest expense accrual	—	—	4,243	—	4,243
Repayment	—	(500)	(350)	—	(850)
As of December 31, 2019	2,165	1,210	34,746	—	38,121
Principal received	—	—	—	350	350
Impact of discounting and accretion	19	14	(1,736)	(65)	(1,769)
Accumulated fixed interest expense accrual	32	—	1,731	—	1,763
Accumulated variable interest expense accrual	—	—	(4,789)	—	(4,789)
Repayment	—	(250)	(700)	—	(950)
As of December 31, 2020	2,216	974	29,251	285	32,727

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2019	—	—	—
Financial expenses on liabilities	—	—	—
Repayment of principal	—	—	—
Payment of interest	—	—	—
As of December 31, 2019	—	—	—
Principal received	5,000	5,000	10,000
Impact of discounting and accretion	14	34	47
Accumulated fixed interest expense accrual (2)	7	10	17
As of December 31, 2020	5,020	5,044	10,064
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) In 2020 the fixed interest accrual refers to guarantee fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
Disclosure of reconciliation of changes in lease liabilities
The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of December 31, 2018	—
Impact of IFRS 16 first application (1)	5,569
As of January 1, 2019	5,569
New lease contracts	1,991
Impact of discounting of the new lease contracts	(399)
Fixed interest expense	359
Repayment of lease	(1,067)
Early termination of lease contracts	(48)
As of December 31, 2019	6,405
New lease contracts	521
Impact of discounting of the new lease contracts	(94)
Fixed interest expense	333
Repayment of lease	(928)
Early termination of lease contracts	(49)
As of December 31, 2020	6,188
(1)See note 2.1 Impact of IFRS 16 first application for further details.

Disclosure of maturity analysis for advances loans and lease liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2020
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	—	800	1,608	—
Interest-free Bpifrance loan	500	500	—	—
Curadigm interest-free Bpifrance advance	—	100	200	50
HSBC “PGE” (1)	30	1,932	2,552	638
Bpifrance “PGE” (1)	112	1,722	2,620	982
EIB fixed rate loan	3,033	31,562	2,392	—
Lease liabilities	1,197	2,310	2,302	1,396
Total	4,872	38,925	11,673	3,066
(1)”The Company plans to reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.